(Loss))/earnings per share	6 Months Ended
Jun. 30, 2026
(Loss))/earnings per share
(Loss))/earnings per share

9(Loss))/earnings per share

Basic earnings per share is calculated by dividing the profit or loss for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period, in accordance with IAS 33.

Diluted earnings per share is calculated by adjusting the profit or loss for the period and the weighted average number of ordinary shares outstanding during the period to assume the conversion of all dilutive potential ordinary shares. Where the Company reports a loss, potential ordinary shares are anti-dilutive and are therefore excluded from the calculation.

9(Loss))/earnings per share (continued)

The calculation of (loss)/earnings per share is based on the following data:

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Net (loss)/earnings for the period for basic earnings per share	(42,125)	(144,763)	18,685	250,962
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	—	—	—	(258,719)
In-kind interest on financial liabilities at fair value through profit and loss	—	—	—	5,782
Net (loss)/earnings for the period for diluted earnings per share	(42,125)	(144,763)	18,685	(1,975)

	No. of shares	No. of shares	No. of shares	No. of shares
Weighted average issued shares for basic earnings per share	132,999,112	82,319,241	116,941,228	80,090,993
Adjustment for calculation of diluted earnings per share upon conversion of:
Financial liabilities at fair value through profit and loss	—	—	4,116,662	37,376,218
Employee share options	—	—	672,691	—
Weighted average issued shares for diluted earnings per share	132,999,112	82,319,241	121,730,851	117,467,211

	£	£	£	£
Basic (loss)/earnings per share	(0.32)	(1.76)	0.16	3.13
Diluted (loss)/earnings per share	(0.32)	(1.76)	0.15	(0.02)

Adjustments for fair value movements on financial liabilities at fair value through profit and loss relate solely to Series A Convertible Preferred Shares for the six months ended June 30, 2026, and relate solely to Convertible Senior Secured Notes for the six months ended June 30, 2025.

Potential ordinary shares have been treated as dilutive where their inclusion in the diluted earnings per share calculation decreases earnings per share.